SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Balances of the VIEs and Short-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents		¥ 661,390		¥ 1,189,620	¥ 581,281	$ 103,787
Restricted cash		99,282		128,914	116,441	15,580
Accounts receivable, net		404,469		163,094	65,247	63,470
Notes receivable, net		90,734		12,583		14,238
Inventories		1,121,107		766,529		175,926
Prepayments and other current assets		242,199		311,797		38,006
Total current assets		2,801,737		2,872,704		439,654
Property and equipment		80,254		43,439		12,594
Intangible assets, net		4,909		6,517		770
Long-term investments		3,000		140		471
Operating lease right-of-use assets		233,847		98,628		36,696
Other non-current assets		22,086		5,061		3,465
Total assets		3,145,833		3,026,489		493,650
Current liabilities
Accounts payable		(1,347,352)		(1,073,352)		(211,429)
Accrued expenses and other current liabilities		(522,968)		(327,118)		(82,065)
Total current liabilities		(2,129,978)		(1,629,720)		(334,240)
Long-term operating lease liabilities		(165,614)		(62,388)		(25,988)
Total liabilities		(2,297,129)		(1,695,844)		$ (360,469)
Net revenues		12,425,902	$ 1,949,895	8,203,157	3,952,053
Total cost and expenses		(13,068,042)	(2,050,661)	(8,676,468)	(4,445,566)
Net (loss) income		(669,810)	(105,108)	(456,533)	(499,606)
Net cash used in operating activities		(688,837)	(108,092)	(116,777)	(512,382)
Net cash used in investing activities		60,138	9,437	(324,669)	237,675
Net cash provided by (used in) financing activities		74,339	$ 11,665	1,070,407	108,987
Short-term investments
Impairment on available-for-sale debt securities		182,556		300,167
VIEs
Current assets:
Cash and cash equivalents		147,192		73,838
Restricted cash		107		57,638
Accounts receivable, net		180,901		143,210
Notes receivable, net		23,418		5,496
Inventories		397,993		298,020
Prepayments and other current assets		129,036		246,264
Total current assets		878,647		824,466
Property and equipment		23,793		10,168
Intangible assets, net		862		920
Long-term investments				140
Operating lease right-of-use assets		85,239		52,439
Other non-current assets		11,810		2,367
Total assets		1,000,351		890,500
Current liabilities
Accounts payable		(614,527)		(667,032)
Accrued expenses and other current liabilities		(146,570)		(58,975)
Total current liabilities		(761,097)		(726,007)
Long-term operating lease liabilities		(62,018)		(33,843)
Total liabilities		(823,115)		(759,850)
Net revenues		5,046,378		4,523,586	3,302,818
Total cost and expenses		(4,966,795)		(4,565,505)	(3,383,187)
Net (loss) income		79,583		(41,919)	(80,369)
Net cash used in operating activities		(151,421)		(194,149)	(263,750)
Net cash used in investing activities		(17,967)		(4,180)	(4,684)
Net cash provided by (used in) financing activities		¥ 13,355		¥ (64,963)	¥ 87,892
Percentage of consolidated revenues	3.00%	41.00%	41.00%	55.00%	84.00%
Percentage of consolidated total assets		32.00%	32.00%	29.00%
Percentage of consolidated total liabilities		36.00%	36.00%	45.00%
1 Pharmacy Technology Member | VIEs
Current liabilities
Percentage of consolidated revenues	3.00%
Advertising fees and marketing fees charged by WFOE		¥ 257,623		¥ 206,083	¥ 126,831